Dreyfus Premier Worldwide Growth Fund, Inc.

Incorporated herein by reference is a revised version of the Fund's prospectus dated March 1, 2014, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 17, 2014 (SEC Accession No. 0000897569-14-000007).